Certamx

1-15897

AMERICAN STOCK EXCHANGE
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

RECEIVED
SEP 7 2007
The Division of
Investment Management

September 7, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on September 7, 2007 the American Stock Exchange LLC (the "Exchange") received from iShares Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following security:

iShares S&P National Municipal Bond Fund

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

PROCESSED
SEP 17 2007
THOMSON
FINANCIAL

07060304

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Fax

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Date: September 7, 2007

To: Ms. Cecile Peters

Firm: Securities and Exchange Commission

Fax: 202.777.1030

Phone

From: Jamie Patturelli

Fax: 212.306.5325

Phone 212.306.2437

Pages: 2 (Including cover sheet)

END